Reverse Acquisition (Details Narrative) - USD ($)				3 Months Ended
	May 10, 2023	Feb. 14, 2023	Feb. 14, 2023	Sep. 30, 2023	Jun. 30, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Increase in outstanding, shares					296,037,813	296,037,813
Shares issued for exchange	45,000,000
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued on exchange transaction				1,500,000
Securities Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued on exchange transaction		206,667,233
Increase in outstanding, shares		287,190,813	287,190,813
Fair market purchase price		$ 10,333,362	$ 10,333,362
Shares issued for exchange			206,667,233
Securities Agreement [Member] | Common Stock [Member] | Convertible Notes Payable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued on exchange transaction		71,797,703
Shares issued for convertible units			71,797,703